Net finance income (expense)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Net finance income (expense)

12.	Net finance income (expense)

	2025	2024	2023
Finance income	1,490	1,954	2,169
Income from financial investments and Government Bonds	1,088	1,507	1,657
Other finance income	402	447	512
Finance expenses	(4,314)	(5,957)	(3,922)
Interest on finance debt	(2,182)	(2,146)	(2,264)
Unwinding of discount on lease liability	(2,651)	(2,265)	(1,785)
Capitalized borrowing costs	2,056	1,570	1,290
Unwinding of discount on the provision for decommissioning costs	(1,319)	(1,000)	(857)
Tax settlement programs - federal taxes (1)	−	(1,785)	-
Other finance expenses	(218)	(331)	(306)
Foreign exchange gains (losses) and inflation indexation charges	3,558	(11,104)	(580)
Foreign exchange gains (losses) (2)	4,659	(8,459)	2,268
Real x U.S. dollar	4,819	(8,503)	2,396
Other currencies	(160)	44	(128)
Reclassification of hedge accounting to the Statement of Income (2)	(2,141)	(2,992)	(3,763)
Tax settlement programs - federal taxes (1)	−	(267)	−
Indexation to the Selic interest rate of anticipated dividends and dividends payable	(35)	(282)	(299)
Legal agreement with Eletrobras - compulsory loans	−	−	236
Recoverable taxes inflation indexation income	215	92	204
Other foreign exchange gains and indexation charges, net	860	804	774
Total	734	(15,107)	(2,333)
(1) For more information, see note 18.3.
(2) For more information, see notes 33.3.1.a and 33.3.1.c.